                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                            Telephone (215) 564-8000
                               Fax (215) 564-8120
                                www.stradley.com

Kenneth L. Greenberg
KGreenberg@stradley.com
215.564.8149

                                                            1933 Act Rule 497(j)
                                                    1933 Act File No. 333-146680
                                                     1940 Act File No. 811-22132

                                November 18, 2008

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

        Re:      Aberdeen Funds
                 File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter  serves as  certification  that the form of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos. 6/8 to the Registration  Statement of Aberdeen Funds,  which was filed with the Securities and Exchange Commission electronically on November 17, 2008.

     Please  direct  questions or comments  relating to this filing to me at the above-referenced  telephone number or to Katherine R. Mason (215) 564-8006 in my absence.

                                      Sincerely,

                                      /s/ Kenneth L. Greenberg, Esq.
                                      Kenneth L. Greenberg, Esq.